Average Annual Total Returns		12 Months Ended	27 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		23.33%	19.87%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.78%	19.31%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.25%	15.47%
MSCI All Country World Index (ACWI)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	23.15%